LEASES	6 Months Ended
Jun. 30, 2026
LEASES
LEASES

16. LEASES

As of December 31, 2025 and June 30, 2026, the Group had operating leases recorded on its condensed consolidated balance sheets for certain office spaces and laboratory equipment that expire on various dates through 2029. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2025 and June 30, 2026 is as follows:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Assets
Operating lease right-of-use assets	145,535	390,535
Liabilities
Current portion of operating lease liabilities	92,055	181,733
Operating lease liabilities	53,480	183,189
Weighted average remaining lease term (years)	1.5	2.4
Weighted average discount rate	3.9%	3.1%

Information related to operating lease activity during the six months ended June 30, 2025 and 2026 is as follows:

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	70,021	80,997
Expense for short-term leases within 12 months	27,275	28,427
Interest of lease liabilities	5,012	3,848
	102,308	113,272

Maturities of lease liabilities were as follows:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Remainder of 2026	95,863	79,144
2027	54,322	167,557
2028	—	111,497
2029	—	19,786
Total undiscounted lease payments	150,185	377,984
Less: imputed interest	(4,650)	(13,062)
Total lease liabilities	145,535	364,922